Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 8	$ 13
Impairment of investments	4	18
Royalties Received	(18)	(71)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(35)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(31)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(4)	(3)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(2)
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	8	7
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1